Other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other intangible assets [Abstract]
Other intangible assets

10. Other intangible assets

Other intangible assets consist of the following:

(in thousands)	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	In-process R&D EUR	Other EUR	Total EUR
Cost
Balance, January 1, 2010	47,250	24,495	8,263	23,148	2,196	105,352
Effect of exchange rates	-	1,388	470	-	35	1,893

Balance, December 31, 2010	47,250	25,883	8,733	23,148	2,231	107,245

Balance, December 31, 2011	47,250	25,883	8,733	23,148	2,231	107,245

Accumulated amortization and impairment
Balance, January 1, 2010	47,013	12,268	2,927	23,148	1,868	87,224
Amortization	211	4,052	1,084	-	108	5,455
Effect of exchange rates	-	723	174	-	18	915

Balance, December 31, 2010	47,224	17,043	4,185	23,148	1,994	93,594
Amortization	4	4,080	1,092	-	109	5,285

Balance, December 31, 2011	47,228	21,123	5,277	23,148	2,103	98,879

Carrying amount
December 31, 2010	26	8,840	4,548	-	237	13,651
December 31, 2011	22	4,760	3,456	-	128	8,366

Intellectual property relates to licenses and patents purchased from third parties. Developed technology, customer relationships, in-process R&D and other were obtained in the acquisition of Brion.

During 2011, the Company recorded amortization charges of EUR 5.3 million (2010: EUR 5.5 million; 2009: EUR 8.8 million) which were fully recorded in cost of sales in all these years.

During 2011, 2010 and 2009, the Company did not record any impairment charges for other intangible assets.

Estimated amortization expenses relating to other intangible assets for the next five years and thereafter are as follows:

(in thousands)	EUR
2012	5,285
2013	1,794
2014	1,095
2015	186
2016	4
Thereafter	2

Amortization expenses	8,366